Right of use assets (Tables)	12 Months Ended
Dec. 31, 2025
Right of use assets
Right of Use Assets
	December 31, 2025
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$3,468,239	$2,091,929	$1,376,310
Office Building	2,324,694	1,472,261	852,433
Printer	9,716	6,839	2,877
	5,802,649	3,571,029	2,231,620
	December 31, 2024
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$3,468,239	$1,939,006	$1,529,233
Office Building	2,324,694	1,352,941	971,753
Printer	9,716	4,196	5,520
	5,802,649	3,296,143	2,506,506